Document and Entity Information	Jun. 06, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	ATI PHYSICAL THERAPY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39439
Entity Tax Identification Number	85-1408039
Entity Address, Address Line One	790 Remington
Entity Address, Address Line Two	Boulevard
Entity Address, City or Town	Bolingbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
City Area Code	630
Local Phone Number	296-2223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001815849
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ATIP
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ATIP WS
Security Exchange Name	NYSE